advance billings and customer deposits	6 Months Ended
Jun. 30, 2025
advance billings and customer deposits
advance billings and customer deposits
24	advance billings and customer deposits

	June 30,	December 31,
As at (millions)	2025	2024
Advance billings	$872	$820
Deferred customer activation and connection fees	4	3
Customer deposits	14	15
Contract liabilities	890	838
Other	131	201
	$1,021	$1,039

Contract liabilities represent our future performance obligations to customers for services and/or equipment for which we have already received consideration or for which an amount is due from the customer. Our contract liability balances, and the changes in those balances, are as follows:

	Three months		Six months
Periods ended June 30 (millions)	2025	2024	2025	2024
Balance, beginning of period	$1,135	$1,023	$1,102	$974
Revenue deferred in previous period and recognized in current period	(636)	(647)	(631)	(631)
Net additions arising from operations	654	674	682	691
Additions arising from business acquisitions	23	(1)	23	15
Balance, end of period	$1,176	$1,049	$1,176	$1,049
Current			$1,026	$942
Non-current (Note 27)
Deferred revenues			147	103
Deferred customer activation and connection fees			3	4
			$1,176	$1,049
Reconciliation of contract liabilities presented in the Consolidated statements of financial position – current
Gross contract liabilities			$1,026	$942
Reclassification to contract assets of contracts with contract liabilities less than contract assets (Note 6(c))			(119)	(127)
Reclassification from contract assets of contracts with contract assets less than contract liabilities (Note 6(c))			(17)	(15)
			$890	$800